1801 California St., Suite 5200 Denver, Colorado 80202

December 4, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Transamerica ETF Trust (the “Registrant”)

(File Nos. 333-216648; 811-23237)

Ladies and Gentlemen:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for DeltaShares® S&P 400 Managed Risk ETF, DeltaShares® S&P 500 Managed Risk ETF, DeltaShares® S&P 600 Managed Risk ETF, DeltaShares® S&P International Managed Risk ETF and DeltaShares® S&P EM 100 & Managed Risk ETF, each separate series of the above-referenced Registrant. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the Rule 497 filing for the Registrant filed on November 25, 2019.

Please direct any comments or questions concerning this filing to the undersigned at 727-299-1844.

Very truly yours,

/s/ Timothy Bresnahan
Timothy Bresnahan
Senior Counsel
Transamerica Asset Management, Inc.